Offerings - Offering: 1	Feb. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99634
Maximum Aggregate Offering Price | $	$ 498,170,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 68,797.28
Offering Note

(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form S-3 (File No. 333-272538) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.